Capital structure and financial items	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Capital structure and financial items	Capital structure and
financial items
4.1 Earnings per share

		2025	2024	2023
Net profit	DKK million	102,434	100,988	83,683
Average number of shares outstanding[1]	in million shares	4,443.0	4,453.9	4,482.8
Average dilutive effect of restricted stock units	in million shares	4.7	9.1	12.0
Average number of shares outstanding, including dilutive effect	in million shares	4,447.7	4,463.0	4,494.8
Basic earnings per share	DKK	23.06	22.67	18.67
Diluted earnings per share	DKK	23.03	22.63	18.62
1. Excluding treasury shares.
The trading unit of the Novo Nordisk B shares listed on NASDAQ Copenhagen was changed from DKK 0.20 to DKK 0.10 as of 13 September 2023. The ADRs listed on the New York Stock Exchange (NYSE) were similarly split as of 20 September 2023.
4.2 Distribution to shareholders

DKK million	2025	2024	2023
Interim dividend for the year	16,663	15,583	13,430
Dividend for prior year	35,100	28,557	18,337
Dividend payout in the year	51,763	44,140	31,767
Share repurchases for the year	1,388	20,181	29,924
Total distribution for the year	53,151	64,321	61,691
Novo Nordisk's dividend pay-outs in the year were complemented by a share repurchase programme ending on 3 February 2025. Novo Nordisk's guiding principle is that any excess capital after the funding of organic growth opportunities and potential acquisitions should be returned to investors. No dividend is declared on treasury shares.

DKK million	2025	2024	2023
Interim dividend[1]	16,663	15,583	13,430
Final dividend[2]	35,312	35,100	28,557
Total dividend	51,975	50,683	41,987

DKK per share	2025	2024	2023
Interim dividend[1]	3.75	3.50	3.00
Final dividend[2]	7.95	7.90	6.40
Total dividend	11.70	11.40	9.40
1. Interim dividend was paid in August 2025.  2. Final dividend for 2025 is expected to be distributed pending approval at the Annual General Meeting in March 2026. Final dividend for
2024 was approved in March 2025 and paid in March 2025 (final dividend on A shares) and April
2025 (final dividend on B shares).

4.3 Share capital, Treasury shares and Other reserves
Development in number of shares

Number of shares (million)	A shares	B shares	Total issued shares	Treasury shares	Out- standing shares
Shares beginning of 2024	1,075	3,435	4,510	(52)	4,458
Shares cancelled in 2024	—	(45)	(45)	45	—
Released allocated shares to employees	—	—	—	8	8
Shares purchased in 2024	—	—	—	(25)	(25)
Number of shares end of 2024	1,075	3,390	4,465	(24)	4,441
Released allocated shares to employees	—	—	—	5	5
Shares purchased in 2025	—	—	—	(2)	(2)
Number of shares end of 2025	1,075	3,390	4,465	(21)	4,444
The A share capital and number of A shares of DKK 0.10 was unchanged in 2025 and 2024.
In 2024, the B share capital decreased by DKK 4.5 million (equal to cancellation of 45 million shares of DKK 0.10).
Each A share of DKK 0.10 per share carries 100 votes and each B share of DKK 0.10 per share carries 10 votes.
At the end of 2025, the holding of treasury shares amounted to 0.5% of the total outstanding shares (0.5% of the outstanding shares in 2024). Treasury shares are primarily acquired to reduce the company's share capital. In addition, a limited part is used to finance Novo Nordisk's long-term share-based incentive programme and restricted stock units to employees. Treasury shares are deducted from the share capital on cancellation at their nominal value of DKK 0.10 per share. Differences between this amount and the amount paid to acquire or received for disposing of treasury shares are deducted directly in retained earnings.
The purchase of treasury shares during the year relates to the remaining part of the
DKK 20 billion Novo Nordisk B share repurchase programme for 2024/2025. The programme ended on 3 February 2025.

Specification of Other reserves
DKK million	Exchange rate adjustments	Cash flow hedges[1]	Tax and other items	Total
Reserve at 1 January 2023	1,385	1,026	38	2,449
Other comprehensive income, net	(1,404)	586	(355)	(1,173)
Reserve at 31 December 2023	(19)	1,612	(317)	1,276
Other comprehensive income, net	3,096	(6,221)	1,343	(1,782)
Transferred to intangible assets[2]	—	(1,154)	254	(900)
Reserve at 31 December 2024	3,077	(5,763)	1,280	(1,406)
Other comprehensive income, net	(7,759)	10,102	(2,632)	(289)
Reserve at 31 December 2025	(4,682)	4,339	(1,352)	(1,695)
1. Refer to note 4.5 for information on cash flow hedges. 2. A gain from cash flow hedges related to acquisition of businesses of DKK 1,154 million was transferred directly from the cash flow hedge reserve on an after-tax basis to the initial cost of net assets acquired leading to a net hedging effect of DKK 900 million.

According to Danish corporate law, reserves available for distribution as dividends are based on the financial statements of the parent company, Novo Nordisk A/S.
Dividends are declared and paid from distributable reserves. As of 31 December
2025, distributable reserves total DKK 141,045 million (DKK 121,931 million in 2024), corresponding to the parent company's retained earnings and Reserve for cash flow hedges and exchange rate adjustments.
4.4 Financial risks
Management has assessed the following key financial risks:

Type	Financial risk
Foreign exchange risk	High
Credit risk	Low
Interest rate risk	Low
Liquidity risk	Low
Novo Nordisk has centralised management of the Group's financial risks. The overall objectives and policies for the company's financial risk management are outlined in the internal Treasury Policy, which is approved by the Board of Directors. The Treasury
Policy consists of the Foreign Exchange Policy, the Investment Policy, the Financing
Policy and the Policy regarding Credit Risk on Financial Counterparts, and includes a description of permitted use of financial instruments and risk limits.
Novo Nordisk only hedges commercial exposures and consequently does not enter into derivative transactions for trading or speculative purposes. Novo Nordisk uses a fully integrated treasury management system to manage all financial positions, and all positions are marked-to-market.
Novo Nordisk's rating is AA and Aa3 from S&P and Moody's, respectively.
Foreign exchange risk
Foreign exchange risk is the largest financial risk for Novo Nordisk and can have a significant impact on the income statement, statement of comprehensive income, balance sheet and cash flow statement. The majority of Novo Nordisk's foreign exchange exposure is in USD, EUR, CNY, and JPY combined. The foreign exchange risk is most significant in USD. The exchange rate risk from EUR is regarded as low because of Denmark's fixed exchange rate policy towards EUR. The overall objective of foreign exchange risk management is to reduce the short-term negative impact of exchange rate fluctuations on earnings and cash flow, thereby contributing to the predictability of the financial results. In selected currencies, Novo Nordisk hedges assets and liabilities as well as future expected cash flows up to a maximum of 24 months.
Hedge accounting is applied to match the impact of the hedged item and the hedging instrument in the consolidated income statement. The currency hedging strategy balances risk reduction and cost of hedging by use of foreign exchange forwards and foreign exchange options matching the due dates of the hedged items. The approach is dynamic as expected cash flows and hedging hereof are continually assessed using historical inflows, budgets and monthly sales forecasts. Hedge effectiveness is assessed on a regular basis.

Exchange rates applied for hedged currencies[1]
	USD	CNY	JPY
Average exchange rate applied (DKK per 100)
2025	662	92	4.43
2024	689	96	4.56
2023	689	97	4.91
Year-end exchange rate applied (DKK per 100)
2025	635	91	4.07
2024	714	98	4.53
2023	674	95	4.77
1. Exchange rates applied for EUR are not included because the exchange rate risk exposure in EUR is regarded as low.

Sensitivity on financial instruments of an immediate 5% decrease in currency rates on 31 December vs DKK[2]
DKK million	2025	2024
Sensitivity of all currencies
Impact on profit before tax	(153)	(323)
Impact on equity	5,678	8,012
Total	5,525	7,689
Of which sensitivity to USD
Impact on profit before tax	348	148
Impact on equity	4,901	7,178
Total	5,249	7,326
2. An immediate 5% increase would have the opposite impact to the above.
The foreign exchange sensitivity analysis comprises effects from the Group's financial instruments, including cash, trade receivables and trade payables, current loans, current and non-current financial investments, lease liabilities and foreign exchange forwards. Anticipated currency transactions, investments in foreign subsidiaries and non-current assets are not included. The main impact is driven by forward contracts used for hedging activities.

Financial contracts coverage at year end
Months	USD	CNY[3]	JPY
2025	12	12	12
2024	12	12	12
3. Chinese yuan traded offshore (CNH) is used to hedge Novo Nordisk's CNY currency exposure.
The table above shows hedge coverage horizon existing at year-end to cover the expected future cash flow for the disclosed number of months. Average hedge rate for USD cash flow hedges is 653 at the end of 2025 (676 at the end of 2024).
Credit risk
Credit risk arises from the possibility that transactional counterparties may default on their obligations towards the Group.

Credit exposure for cash at bank, marketable securities and derivative financial instruments (fair value)
DKK million	Cash at bank	Marketable securities	Derivative financial instruments	Total
2025
AAA range	—	498	—	498
AA range	10,026	—	1,777	11,803
A range	15,457	—	4,905	20,362
BBB range	200	—	—	200
Not rated or below BBB range	781	—	—	781
Total	26,464	498	6,682	33,644
2024
AAA range	—	10,653	—	10,653
AA range	6,582	—	1,773	8,355
A range	8,278	—	4,553	12,831
BBB range	172	—	—	172
Not rated or below BBB range	623	—	—	623
Total	15,655	10,653	6,326	32,634
Credit risk exposure to financial counterparties
Novo Nordisk considers its maximum credit exposure to financial counterparties to be DKK 33,644 million (DKK 32,634 million in 2024).
To manage credit risk regarding financial counterparties, Novo Nordisk only enters into derivative financial contracts and money market deposits with financial counterparties possessing a satisfactory long-term credit rating from at least two of the three selected rating agencies: Standard and Poor's, Moody's and Fitch.
Furthermore, maximum credit lines defined for each counterparty diversify the overall counterparty risk. The credit risk on marketable securities is low, as investments are made in highly liquid bonds with AAA credit ratings.
Credit risk exposure to non-financial counterparties
Novo Nordisk considers its maximum credit exposure to trade receivables, other receivables (less prepayments and VAT receivables) and other financial assets to be
DKK 75,834 million (DKK 78,463 million in 2024). Refer to note 4.8 for details of the
Group's total financial assets.
Outside the US, Novo Nordisk has no significant concentration of credit risk related to trade receivables or other receivables and prepayments, because the exposure in general is spread over a large number of counterparties and customers. In the US, the three major wholesalers account for a large proportion of total net sales, see note 2.1.
However, US wholesaler credit ratings are monitored, and part of the trade receivables are sold on full non-recourse terms; see below for details.
Novo Nordisk closely monitors the current economic conditions of countries impacted by currency fluctuations, high inflation and an unstable political climate. These indicators, as well as payment history are taken into account in the valuation of trade receivables.
Trade receivable programmes
Novo Nordisk's subsidiaries in the US and Japan employ trade receivable programmes in which trade receivables are sold on full non-recourse terms to optimise working capital. At year-end, the Group had derecognised receivables without recourse having due dates after 31 December amounting to:

DKK million	2025	2024	2023
US	3,812	3,214	5,059
Japan	1,747	1,834	2,050
Interest rate risk
Novo Nordisk's exposure to interest rate risk is deemed low, because the company's interest-bearing liabilities consist primarily of fixed rate bonds and, to a lesser extent, floating rate bonds. Refer to note 4.6 for details on borrowings. The risk associated with variable interest-bearing liabilities is offset by variable interest-bearing assets.
These assets consist of cash, cash equivalents, and marketable securities with a low portfolio duration. Taking into account these balancing factors, the overall interest rate risk is assessed to be low.
Liquidity risk
Novo Nordisk´s liquidity risk is considered to be low. The availability of the required liquidity is ensured through a combination of cash pools for cash centralisation, highly liquid investment portfolios and both uncommitted and committed credit facilities. In combination these factors mitigate short-term liquidity risk.

Financial reserves
DKK million	2025	2024	2023
Cash at bank	26,464	15,655	14,392
Marketable securities	498	10,653	15,838
Undrawn committed credit facility[4]	24,401	22,380	11,552
Undrawn bridge facility	7,469	6,341	—
Borrowings	(10,681)	(11,775)	(5,431)
Financial reserves	48,151	43,254	36,351
4. The undrawn committed credit facility comprises a facility of EUR  3,267 million in 2025 (EUR
3,000 million in 2024 and EUR 1,550 million in 2023) committed by a portfolio of international banks.
The facility matures in 2030.

Financial reserves comprise sources of liquidity, as shown in the table above, less borrowings that are contractually obliged to be repaid within 12 months. Borrowings, which reduce the financial reserves, consist of current borrowings (DKK 12,017 million)
excluding leasing (DKK 1,336 million).
4.5 Derivative financial instruments

	2025				2024
DKK million	Average rate	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end	Average rate	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end
Cash flow hedges
Forward contracts USD	653	101,884	4,316	497	676	137,781	13	5,704
Forward contracts CNH and JPY		16,356	598	78		16,910	109	181
Forward contracts recognised in other comprehensive income		118,240	4,914	575		154,691	122	5,885
Fair value hedges
Forward contracts USD	632	69,406	1,186	1,351	683	75,864	6,135	1,577
Forward contracts EUR[1]		102,282	272	1		10,597	15	3
Forward contracts CNH, JPY and others		11,492	310	99		6,854	54	66
Forward contracts recognised in the income statement		183,180	1,768	1,451		93,315	6,204	1,646
Total derivative financial instruments		301,420	6,682	2,026		248,006	6,326	7,531
1.The EUR forward contracts hedge the Eurobonds, see note 4.6. Despite the foreign exchange risk from EUR being considered low, the Eurobonds are hedged due to the size of the outstanding balance.
Deferred gains of DKK 4,339 million from cash flow hedges open at year-end were recorded in Other Comprehensive Income. The corresponding amount of deferred losses in 2024 was DKK 5,763 million.
Forward contracts are expected to impact the income statement within the next 12 months through financial income or expenses. There is no ineffectiveness recognised at 31 December 2025.
ACCOUNTING POLICIES
On initiation of the contract, Novo Nordisk designates each derivative financial contract that qualifies for hedge accounting as one of:
•hedges of the fair value of a recognised asset or liability (fair value hedge)
•hedges of a forecast financial transaction (cash flow hedge).
All contracts are initially recognised at fair value and subsequently remeasured at fair value at the end of the reporting period.
Fair value hedges
Value adjustments of fair value hedges are recognised in the income statement, along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk.
Cash flow hedges
Value adjustments of the effective part of cash flow hedges are recognised in other comprehensive income. The cumulative value adjustment of these contracts is transferred to the income statement when the hedged transaction is recognised in the income statement.
For cash flow hedges of foreign currency risk on highly probable non-financial asset purchases, the cumulative value adjustments are transferred directly from the cash flow hedge reserve to the initial cost of the asset when recognised.
Discontinuance of cash flow hedging
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is transferred when the forecasted transaction is ultimately recognised in the income statement. When a forecasted transaction is no longer expected to occur, the cumulative gain
or loss that was reported in equity is immediately transferred to the income statement under financial income or financial expenses.
For additional disclosures on accounting policies for financial instruments refer to note 4.8.
4.6 Borrowings

Liabilities arising from financing activities				Non-cash movements
DKK million	Beginning of the year	Re- payments	Proceeds	Additions[1]	Disposals	Exchange rates	Other	End of the year
2025
Lease liabilities	6,766	(1,503)	—	3,935	(23)	(628)	25	8,572
Eurobonds	50,528	(3,734)	74,091	—	—	118	71	121,074
Loans	39,701	(45,898)	6,599	—	—	(18)	—	384
Commercial papers	5,343	(27,865)	23,261	—	—	6	—	745
Bank overdrafts	449	(188)	(20)	—	—	(58)	—	183
Total borrowings	102,787	(79,188)	103,931	3,935	(23)	(580)	96	130,958
2024
Lease liabilities	5,726	(1,417)	—	2,383	(3)	71	6	6,766
Eurobonds	20,824	(4,849)	34,513	—	—	12	28	50,528
Loans	—	—	39,494	201	—	6	—	39,701
Commercial papers	—	—	5,344	—	—	(1)	—	5,343
Bank overdrafts	456	(69)	40	—	—	22	—	449
Total borrowings	27,006	(6,335)	79,391	2,584	(3)	110	34	102,787
1. Non-cash additions in 2024 include additions from acquisitions of businesses.

Issuance of Eurobonds			Nominal value in millions
Interest	Issue date	Maturity	EUR	DKK
3.375% Fixed	May 2024	May 2026	1,300	9,710
3mEuribor + 30bp	May 2025	May 2027	1,400	10,456
1.125% Fixed	Mar 2022	Sep 2027	500	3,734
3mEuribor + 20bp	Nov 2025	Nov 2027	650	4,855
2.375% Fixed	May 2025	May 2028	1,450	10,830
0.125% Fixed	Jun 2021	Jun 2028	650	4,855
3.125% Fixed	May 2024	Jan 2029	1,000	7,469
2.500% Fixed	Nov 2025	Feb 2029	650	4,855
1.375% Fixed	Mar 2022	Mar 2030	500	3,734
2.875% Fixed	May 2025	Aug 2030	1,000	7,469
3.250% Fixed	May 2024	Jan 2031	1,000	7,469
3.000% Fixed	Nov 2025	Feb 2032	600	4,481
3.125% Fixed	May 2025	May 2033	900	6,722
3.375% Fixed	May 2024	May 2034	1,350	10,083
3.375% Fixed	Nov 2025	Feb 2035	600	4,481
3.625% Fixed	May 2025	May 2037	1,250	9,336
3.625% Fixed	Nov 2025	Feb 2038	750	5,602
4.000% Fixed	Nov 2025	Nov 2045	750	5,602
Eurobonds
In 2025, eleven tranches of Eurobonds with an aggregate nominal amount of EUR 10 billion, corresponding to DKK 74.7 billion, were issued under the Novo Nordisk’s
European Medium Term Note (EMTN) programme. The fair value of Eurobonds approximates the carrying value. Net proceeds were used in 2025 partly to repay the temporary funding of three fill-finish sites acquired from Novo Holdings A/S in 2024 in connection with a transaction where Novo Holdings A/S acquired Catalent, Inc. (note
5.3), and partly for the financing of the acquisition of Akero Therapeutics Inc.
Loans
Loans comprise bank loans which carry a combination of fixed and variable interest rates. The fair value of the loans approximates their carrying value.
Commercial papers
Commercial papers comprise short-term, unsecured promissory notes, which carry fixed interest rates. The fair value of the commercial papers approximates their carrying value.
ACCOUNTING POLICIES
Issued bonds, loans, commercial papers and bank overdrafts are initially recognised at the fair value of the proceeds received less transaction costs. In subsequent periods these are measured at amortised cost using the effective interest method. The difference between the proceeds received and the nominal value is recognised in financial income or financial expenses over the term of the loan. For fair value determination refer to note 4.8.
Lease liabilities are related to right-of-use assets primarily premises and company cars and include the present value of future lease payments during the lease term.
Lease liabilities are initially measured at the present value of the lease payments outstanding at the commencement date, discounted using the incremental borrowing rate. Lease liabilities are measured using the effective interest method. Lease liabilities are subsequently remeasured to reflect changes in future lease payments, e.g., changes in lease terms.

Contractual undiscounted cash flows						2025
DKK million	Leases	Eurobonds	Loans	Commercial papers	Bank overdrafts	Total
2025
Within 1 year	1,613	12,536	58	747	183	15,137
1-3 years	2,485	40,369	124	—	—	42,978
3-5 years	1,785	27,999	39	—	—	29,823
More than 5 years	4,740	64,137	256	—	—	69,133
Total	10,623	145,041	477	747	183	157,071
Carrying amount end of the year	8,572	121,074	384	745	183	130,958
Non-current borrowings	7,236	111,373	332	—	—	118,941
Current borrowings	1,336	9,701	52	745	183	12,017
2024
Within 1 year	1,510	4,842	3,279	5,356	449	15,436
1-3 years	2,327	11,829	37,945	—	—	52,101
3-5 years	1,558	17,700	28	—	—	19,286
More than 5 years	2,056	23,403	—	—	—	25,459
Total	7,451	57,774	41,252	5,356	449	112,282
Carrying amount end of the year	6,766	50,528	39,701	5,343	449	102,787
Non-current borrowings	5,428	46,799	37,447	—	—	89,674
Current borrowings	1,338	3,729	2,254	5,343	449	13,113
4.7 Cash flow statement specifications

Other non-cash items
DKK million	2025	2024	2023

Interest income and interest expenses, net (note 4.9)	2,938	(198)	(527)
Capital gain/(loss) on investments, net (note 4.9)	(80)	19	106
Results of associated companies (note 4.9)	17	17	(81)
Share-based payment costs (note 5.1)	1,435	2,289	2,149
Increase/(decrease) in provisions and retirement benefit obligations[1]	(1,209)	1,918	1,349
Exchange rate effects on provisions and retirement benefit obligations[1]	711	(230)	65
Adjustment for remeasurements of retirement benefit obligations	26	(119)	13
Adjustment of provisions and retirement benefit obligations related to acquisition of businesses	—	(1,088)	—
Unrealised gain/(loss) on fair value hedge through profit or loss (note 4.9)	4,241	(5,098)	(662)
Unrealised gain/(loss) from foreign exchange	(9,432)	4,996	2,394
Other	(1,769)	(2,061)	(4,382)
Total other non-cash items[1]	(3,122)	445	424
1. Amounts relating to the reclassification from 'provisions' to 'sales deductions and product returns' in 2024 and 2023 have been reclassified from 'Other non-cash items' to 'Changes in working capital'.

Change in working capital
DKK million	2025	2024	2023
Inventories	(8,774)	(9,038)	(7,423)
Trade receivables	1,093	(7,179)	(14,210)
Other current receivables and prepayments	21	(4,544)	(2,063)
Sales deductions and product returns1 2	(1,509)	18,287	33,123
Trade payables[2]	2,618	5,011	7,529
Other liabilities[2]	4,349	9,264	5,436
Other non-current receivables and prepayments	(1,848)	(2,586)	(1,224)
Adjustment for payables related to non-current assets	54	(3,520)	(2,432)
Adjustment related to acquisition (note 5.3) of businesses	—	1,134	—
Adjustment related to settlement for prior year's acquisition of businesses (note 5.3)	(1,004)	—	—
Change in working capital including exchange rate adjustments	(5,000)	6,829	18,736
Exchange rate adjustments[1]	8,737	(4,240)	977
Cash flow change in working capital[1]	3,737	2,589	19,713
1. Amounts relating to the reclassification from 'provisions' to 'sales deductions and product returns relating to 2024 and 2023 have been reclassified from 'Other non-cash items' to 'Changes in working capital'. 2. Amounts included in 'sales deductions and product returns relating to 2024 and
2023 have been reclassified from 'trade payables' and 'other liabilities'.

4.8 Financial assets and liabilities

Financial instruments by measurement category
	2025					2024
DKK million	Amortised cost	Fair value through the income statement	Fair value through other comprehensive income	Derivatives used as hedging instruments	Total	Amortised cost[4]	Fair value through the income statement[4]	Fair value through other comprehensive income	Derivatives used as hedging instruments	Total
Other receivables and prepayments[1]	2,837	—	—	—	2,837	3,233	1,004	—	—	4,237
Other financial assets	599	1,542	—	—	2,141	747	1,530	—	—	2,277
Trade receivables (note 3.5)	27,434	—	43,422	—	70,856	25,996	—	45,953	—	71,949
Marketable securities	—	498	—	—	498	—	10,653	—	—	10,653
Derivative financial instruments (note 4.5)	—	—	—	6,682	6,682	—	—	—	6,326	6,326
Cash at bank (note 4.4)	26,464	—	—	—	26,464	15,655	—	—	—	15,655
Financial assets at the end of the year	57,334	2,040	43,422	6,682	109,478	45,631	13,187	45,953	6,326	111,097
Borrowings (note 4.6)	130,958	—	—	—	130,958	102,787	—	—	—	102,787
Other liabilities[2,3]	38,804	—	—	—	38,804	34,412	—	—	—	34,412
Trade payables[3]	19,758	—	—	—	19,758	17,140	—	—	—	17,140
Sales deductions and product returns (note 2.1)[3]	134,400	—	—	—	134,400	135,909	—	—	—	135,909
Derivative financial instruments (note 4.5)	—	—	—	2,026	2,026	—	—	—	7,531	7,531
Financial liabilities at the end of the year	323,920	—	—	2,026	325,946	290,248	—	—	7,531	297,779
1. The balance sheet item 'other receivables and prepayments' includes prepayments and VAT receivables amounting to DKK 16,509 million (DKK 13,282 million in 2024) that are not financial instruments.
2. The balance sheet item 'other liabilities' includes VAT and duties payable amounting to DKK 917 million (DKK 960 million in 2024) that are not financial instruments.
3. Comparatives were restated to reflect the new balance sheet item 'sales deductions and product returns' and the reclassification of confirmed sales rebates from 'trade payables' and 'other liabilities' to 'sales deductions and product returns'. Reference is made to note 2.1.
4. Comparatives for 'other receivables and prepayments' were restated to reflect changes in the provisional purchase price allocation from business combination in 2024. Reference is made to note 5.3.

Fair value measurement hierarchy
DKK million	2025	2024
Active market data (level 1)	800	10,833
Directly or indirectly observable market data (level 2)	6,682	6,326
Not based on observable market data (level 3)[1]	44,662	48,307
Total financial assets at fair value	52,144	65,466
Directly or indirectly observable market data (level 2)	2,026	7,531
Total financial liabilities at fair value	2,026	7,531
1. Comparatives were restated to reflect changes in the provisional purchase price allocation from business combination in 2024. Reference is made to note 5.3.
Financial assets and liabilities measured at fair value can be categorised using the fair value measurement hierarchy. There were no material transfers between the 'Active market data' and 'Directly or indirectly observable market data' categories during 2025 or 2024.
Cash at bank at 31 December 2025 includes DKK 897 million that is restricted (DKK 867 million in 2024). The restricted cash balance relates to subsidiaries in which availability of currency for remittance of funds is temporarily scarce.
ACCOUNTING POLICIES
Depending on purpose, Novo Nordisk classifies financial instruments into the following categories:
•Financial assets at amortised cost
•Financial assets at fair value through the income statement
•Financial assets at fair value through other comprehensive income
•Financial liabilities at amortised cost
•Derivatives used as hedging instruments
Recognition and measurement
Financial assets measured at fair value through the income statement consist of other financial assets, which are comprised of equity investments, and marketable securities. These financial instruments are initially recognised at fair value. Net gains and losses arising from changes in the fair value of equity instruments and marketable securities are recognised in the income statement as financial income or expenses.
For a description of accounting policies on derivative financial instruments used as hedging instruments, refer to note 4.5.
Financial assets at amortised cost are cash at bank and non-derivative financial assets solely with payments of principal and interest. Novo Nordisk normally 'holds-to-collect'
the financial assets to attain the contractual cash flows. These are initially measured at fair value less transaction costs, except for trade receivables that are initially measured at the transaction price. Subsequently, they are measured at amortised cost using the effective interest method less impairment. For a description of accounting policies on trade receivables, refer to note 3.5.
Financial assets at fair value through other comprehensive income are trade receivables that are held to collect or to sell in factoring agreements.
Financial liabilities at amortised cost consist of borrowings (issued Eurobonds, bank overdrafts and lease liabilities), trade payables, liabilities for sales deductions and product returns as well as other liabilities (primarily accruals for promotional and distribution activities, accrued employee-related costs and accrued payables related to assets under construction). These are initially recognised at the fair value less transaction costs.  Subsequently, they are measured at amortised cost using the effective interest method. For initial recognition of lease liabilities refer to note 4.6.
Fair value measurement
If an active market exists, the fair value of a financial instrument is based on the most recently observed market price at the end of the reporting period. If a financial instrument is quoted in a market that is not active, Novo Nordisk bases its valuation on the most recent transaction price. Adjustment is made for subsequent changes in market conditions, for instance by including transactions in similar financial instruments assumed to be motivated by normal business considerations. The fair values of quoted investments are based on current bid prices at the end of the reporting period.
Financial assets for which no active market exists are carried at fair value based on a valuation methodology. The fair value of such financial instruments is determined on the basis of quoted market prices of financial instruments traded in active markets.
The fair value of standard and simple financial instruments, such as foreign exchange forward contracts, interest rate swaps, currency swaps and unlisted bonds, is measured according to generally accepted valuation techniques. Market-based input is used to measure the fair value.
The fair value of trade receivables held to collect or sell in factoring agreements is calculated based on the net invoice amount (invoice amount less charge-backs) less the fee payable to the factoring entity. The factoring fee is insignificant due to the short period between the time of sale to the factoring entity and the invoice due date and the rate applicable. Inputs into the estimate of US wholesaler charge-backs are described in note 2.1.
4.9 Financial income and expenses

DKK million	2025	2024	2023
Financial income
Interest income[1]	1,269	1,838	1,069
Foreign exchange gain (net)	8,311	—	308
Financial gain from forward contracts (net)	—	4,358	1,344
Capital gain on investments	80	—	—
Capital gain on marketable securities	—	2	143
Result of associated companies	—	—	81
Total financial income	9,660	6,198	2,945
Financial expenses
Interest expenses on debts and borrowings	4,207	1,640	542
Foreign exchange loss (net)	—	5,381	—
Financial loss from forward contracts (net)	2,304	—	—
Capital loss on investments	—	19	106
Capital loss on marketable securities	9	—	—
Result of associated companies	17	17	—
Other financial expenses	241	289	197
Total financial expenses	6,778	7,346	845
1. Interest income include DKK 57 million from marketable securities at fair value through the income statement (2024: DKK 399 million; 2023: DKK 370 million) while the remaining interest income is derived from financial assets at amortised cost.

Financial impact from forward contracts, specified
DKK million	2025	2024	2023
Income/(loss) transferred from other comprehensive income	(5,763)	1,612	1,026
Realised fair value adjustment of transferred contracts	9,860	(2,903)	214
Unrealised fair value adjustments of forward contracts[2]	317	4,558	(540)
Realised foreign exchange gain/(loss) on forward contracts	(6,718)	1,091	644
Financial income/(expense) from forward contracts	(2,304)	4,358	1,344
2. Refer to note 4.5 for information on open fair value hedge contracts at 31 December.
ACCOUNTING POLICIES
Management has chosen to classify the result of hedging activities as part of financial items in the income statement, except for foreign currency-risk cash flow hedges on highly probable non-financial asset purchases, where the cumulative value adjustments are transferred directly from the cash flow hedge reserve to the initial cost of the asset when recognised.